Accounting Considerations relating to the Transaction (Details)									12 Months Ended
	Dec. 14, 2022 EUR (€) shares	Dec. 14, 2022 $ / shares shares	Dec. 13, 2022 EUR (€)	Dec. 12, 2022 shares	Nov. 30, 2022 EUR (€)	Nov. 22, 2022 shares	Jan. 27, 2022 EUR (€) € / shares shares	Jan. 27, 2022 EUR (€) $ / shares shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) shares	Dec. 29, 2022 shares
Disclosure of detailed information about business combination [line items]
Shares conversion ratio							8.51
Number of shares issued (in shares) | shares									0	0	31,475,691
Exercise price (dollars per share) | € / shares									€ 12,900,000	€ 4,300,000
Issued capital									€ 289,753,000	€ 289,753,000
Net identifiable assets (liabilities) acquired									(64,646,000)
Net cash acquired with the subsidiaries € '000s									8,278,000	8,278,000
Purchase consideration									23,320,000
Share listing expense									€ 0	€ 0	€ 126,252,000
Transaction costs											€ 22,969,000
Share buy-back during the year (in shares) | shares							24,993,271		0	775,501	24,993,271
Payments to acquire or redeem entity's shares									€ 0	€ 2,632,000	€ 224,322,000
Public warrants tendered to the company (shares) | shares	21,328,401			21,328,401
Percentage of public warrants tendered				95.00%
Foreign exchange on revaluation of warrants and earnout liabilities									0	0	(25,047,000)
Number of instruments or interests issued or issuable							50,969,088	50,969,088
Initial recognition of earnout liability							€ 250,000,000				(249,955,000)
Change in fair value of earnout liability					€ 237,400,000				€ 0	€ 0	€ 237,354,000
Public warrants
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares									5,595,748	0	5,595,748
Equity attributable to the owners of parent
Disclosure of detailed information about business combination [line items]
Shares issued in exchange for public warrants									€ 16,400,000
Initial recognition of earnout liability											€ (249,955,000)
Sports Entertainment Acquisition Corp. (SEAC)
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares							31,475,691	31,475,691
Exercise price (dollars per share) | (per share)							€ 7.19	$ 8.14
Issued capital							€ 226,400,000	$ 226,400,000
Net identifiable assets (liabilities) acquired							146,200,000	146,200,000
Net cash acquired with the subsidiaries € '000s							170,600,000	170,600,000
Purchase consideration							272,800,000	$ 272,800,000
Share listing expense							126,300,000
Transaction costs											24,500,000
Business combination transaction costs expensed							23,000,000
Share issue related cost							€ 1,500,000
Public warrants
Disclosure of detailed information about business combination [line items]
Shares issued in exchange for public warrants											16,411,000
Decrease through derecognition	€ (19,800,000)
Public warrants | Equity attributable to the owners of parent
Disclosure of detailed information about business combination [line items]
Shares issued in exchange for public warrants											16,411,000
Public warrants | Issued capital
Disclosure of detailed information about business combination [line items]
Shares issued in exchange for public warrants											16,411,000
Public warrants | Sports Entertainment Acquisition Corp. (SEAC)
Disclosure of detailed information about business combination [line items]
Exercise price (dollars per share) | (per share)							€ 1.44	$ 1.63
Issued capital							€ 32,300,000	$ 32,300,000
Private warrants
Disclosure of detailed information about business combination [line items]
Decrease through derecognition	€ (14,700,000)
Private warrants | Issued capital
Disclosure of detailed information about business combination [line items]
Shares issued in exchange for public warrants			€ 700,000
Private warrants | Sports Entertainment Acquisition Corp. (SEAC)
Disclosure of detailed information about business combination [line items]
Issued capital							€ 14,100,000	$ 14,100,000
Ordinary shares
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares	5,332,141	5,332,141										263,607
Shares per warrant (shares) | shares				0.225		0.225	0.25
Ordinary shares | Sports Entertainment Acquisition Corp. (SEAC)
Disclosure of detailed information about business combination [line items]
Exercise price (dollars per share) | $ / shares		$ 3.13						$ 11.50
Warrant
Disclosure of detailed information about business combination [line items]
Foreign exchange on revaluation of warrants and earnout liabilities	€ 5,200,000
Earnout Shares
Disclosure of detailed information about business combination [line items]
Foreign exchange on revaluation of warrants and earnout liabilities	€ 19,900,000
Earnout Shares | Issued capital
Disclosure of detailed information about business combination [line items]
Shares issued in exchange for public warrants					€ 32,500,000
Super Group (SGHC) Limited
Disclosure of detailed information about business combination [line items]
Exercise price (dollars per share) | (per share)							€ 8.9	$ 10
Payments to acquire or redeem entity's shares							€ 222,300,000				€ 224,300,000
Super Group (SGHC) Limited | Public warrants | Sports Entertainment Acquisition Corp. (SEAC)
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares							22,499,986	22,499,986
Super Group (SGHC) Limited | Private warrants | Sports Entertainment Acquisition Corp. (SEAC)
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares							11,000,000	11,000,000